INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2025
Inventory Disclosure [Abstract]
Schedule of Inventory
	December 31,
	2025	2024

Raw materials	$705	$650
Finished goods	12,475	7,961

	$13,180	$8,611